Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,058,085)	(1,886,052)
Intellectual Property, Net	$235,685	$407,718

	June 30, 2024	June 30, 2023

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(1,886,052)	(1,656,675)
Intellectual Property, Net	$407,718	$637,095

Schedule of future amortization expense

Year ending June 30, 2025 (Remaining 3 months)	$57,344
2026	178,341
$235,685

Year ending June 30,
2025	$229,377
2026	178,341
Finite lived intangible assets, net	$407,718